UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10597
Investment Company Act File Number
Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Auto Components — 2.2%
BorgWarner, Inc.(1)	30,000	$2,022,000

		$2,022,000

Beverages — 1.1%
Hansen Natural Corp.(1)	18,000	$1,019,520

		$1,019,520

Capital Markets — 5.5%
Affiliated Managers Group, Inc.(1)	27,400	$2,790,142
Greenhill & Co., Inc.	19,000	1,318,980
SEI Investments Co.	45,000	1,041,750

		$5,150,872

Chemicals — 1.3%
RPM International, Inc.	50,000	$1,171,500

		$1,171,500

Commercial Banks — 4.6%
City National Corp.	24,200	$1,398,518
Cullen/Frost Bankers, Inc.	15,000	866,700
Trustmark Corp.	60,000	1,439,400
Umpqua Holdings Corp.	54,900	602,253

		$4,306,871

Communications Equipment — 2.0%
Acme Packet, Inc.(1)	17,000	$914,260
F5 Networks, Inc.(1)	9,000	975,420

		$1,889,680

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV(1)	15,000	$493,350
Jacobs Engineering Group, Inc.(1)	11,000	565,070

		$1,058,420

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	6,000	$501,000

		$501,000

Containers & Packaging — 3.3%
Rock-Tenn Co., Class A	19,000	$1,268,250
Sonoco Products Co.	52,000	1,848,600

		$3,116,850

Electric Utilities — 1.3%
DPL, Inc.	45,000	$1,178,100

		$1,178,100

Electrical Equipment — 2.9%
AMETEK, Inc.	66,000	$2,691,480

		$2,691,480

Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	25,600	$1,416,704
FLIR Systems, Inc.(1)	45,000	1,396,800
National Instruments Corp.	28,000	1,184,680

		$3,998,184

Security	Shares	Value
Energy Equipment & Services — 4.5%
Dril-Quip, Inc.(1)	12,000	$925,440
FMC Technologies, Inc.(1)	19,000	1,786,000
Oceaneering International, Inc.(1)	19,000	1,467,370

		$4,178,810

Food & Staples Retailing — 0.6%
Ruddick Corp.	18,000	$606,600

		$606,600

Food Products — 1.9%
Diamond Foods, Inc.	12,000	$597,240
Green Mountain Coffee Roasters, Inc.(1)	35,000	1,175,300

		$1,772,540

Gas Utilities — 2.8%
AGL Resources, Inc.	30,000	$1,101,000
National Fuel Gas Co.	22,500	1,537,650

		$2,638,650

Health Care Equipment & Supplies — 1.1%
DENTSPLY International, Inc.	28,400	$1,007,632

		$1,007,632

Health Care Providers & Services — 2.6%
Henry Schein, Inc.(1)	21,000	$1,378,860
Universal Health Services, Inc., Class B	25,000	1,052,500

		$2,431,360

Health Care Technology — 1.7%
Allscripts Healthcare Solutions, Inc.(1)	75,000	$1,583,250

		$1,583,250

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(1)	3,000	$656,760

		$656,760

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	20,000	$1,111,000

		$1,111,000

Household Products — 0.3%
Church & Dwight Co., Inc.	4,000	$275,240

		$275,240

Insurance — 4.0%
Arthur J. Gallagher & Co.	40,000	$1,187,200
HCC Insurance Holdings, Inc.	40,000	1,211,200
Markel Corp.(1)	3,200	1,288,000

		$3,686,400

Internet & Catalog Retail — 3.2%
Netflix, Inc.(1)	13,800	$2,954,304

		$2,954,304

Internet Software & Services — 2.2%
GSI Commerce, Inc.(1)	40,000	$921,600
MercadoLibre, Inc.(1)	16,000	1,084,480

		$2,006,080

IT Services — 1.7%
Jack Henry & Associates, Inc.	52,200	$1,543,032

		$1,543,032

Security	Shares	Value
Life Sciences Tools & Services — 3.3%
Bio-Rad Laboratories, Inc., Class A(1)	13,000	$1,415,440
Mettler-Toledo International, Inc.(1)	11,200	1,670,928

		$3,086,368

Machinery — 8.3%
Donaldson Co., Inc.	36,000	$2,109,600
Graco, Inc.	34,000	1,444,320
IDEX Corp.	55,000	2,181,300
Snap-On, Inc.	20,000	1,132,600
Valmont Industries, Inc.	9,000	836,460

		$7,704,280

Media — 1.3%
Morningstar, Inc.	23,000	$1,228,660

		$1,228,660

Metals & Mining — 1.4%
Cliffs Natural Resources, Inc.	15,000	$1,281,900

		$1,281,900

Multi-Utilities — 1.6%
OGE Energy Corp.	33,000	$1,514,370

		$1,514,370

Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	19,500	$986,310

		$986,310

Oil, Gas & Consumable Fuels — 5.3%
Arch Coal, Inc.	30,000	$1,027,500
Denbury Resources, Inc.(1)	105,000	2,136,750
Newfield Exploration Co.(1)	24,000	1,756,080

		$4,920,330

Pharmaceuticals — 2.1%
Mylan, Inc.(1)	85,000	$1,968,600

		$1,968,600

Real Estate Investment Trusts (REITs) — 3.3%
Health Care REIT, Inc.	28,000	$1,374,240
Rayonier, Inc.	28,000	1,657,880

		$3,032,120

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	25,000	$1,025,000

		$1,025,000

Semiconductors & Semiconductor Equipment — 1.5%
Microchip Technology, Inc.	37,650	$1,373,096

		$1,373,096

Software — 2.7%
ANSYS, Inc.(1)	31,200	$1,636,440
Fair Isaac Corp.	34,000	862,920

		$2,499,360

Specialty Retail — 2.8%
O’Reilly Automotive, Inc.(1)	28,000	$1,591,240
Ross Stores, Inc.	15,000	978,000

		$2,569,240

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	24,000	$1,463,520

		$1,463,520

Thrifts & Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	70,000	$853,300

		$853,300

Trading Companies & Distributors — 1.3%
Aircastle, Ltd.	110,000	$1,168,200

		$1,168,200

Total Common Stocks — 98.2% (identified cost $60,821,362)		$91,230,789

Other Assets, Less Liabilities — 1.8%		$1,634,536

Net Assets — 100.0%		$92,865,325

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,932,447

Gross unrealized appreciation	$30,500,990
Gross unrealized depreciation	(202,648)

Net unrealized appreciation	$30,298,342

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$91,230,789	$—	$—	$91,230,789

Total Investments	$91,230,789	$—	$—	$91,230,789

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011